Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail)
¥ in Millions
		Mar. 31, 2022 JPY (¥)		Mar. 31, 2021 JPY (¥)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 2,174,891		¥ 2,003,917
Equity securities	[1]	560,643		540,082
Derivative assets		31,033		20,752
Other assets		5,214		6,297
Derivative Liability		85,372		69,090
Policy liabilities and Policy Account Balances		198,905		266,422
Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets		5,214		6,297
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances		198,905		266,422
Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		325,604		276,276
Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		849,560		742,251
Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		138,382		129,775
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		141,060		133,457
Equity securities		112,972	[2]	91,410
Derivative assets	[3]	0		0
Derivative Liability	[3]	0		0
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		2,174,891		2,003,917
Derivative assets		31,033		20,752
Other assets		5,214		6,297
Total		2,770,846		2,495,301
Derivative Liability		85,372		69,090
Policy liabilities and Policy Account Balances		198,905		266,422
Total financial liabilities		304,610		337,456
Fair Value, Measurements, Recurring | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	[4]	5,214		6,297
Fair Value, Measurements, Recurring | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[5]	198,905		266,422
Fair Value, Measurements, Recurring | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		325,604		276,276
Fair Value, Measurements, Recurring | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	[6]	849,560		742,251
Fair Value, Measurements, Recurring | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		138,382		129,775
Fair Value, Measurements, Recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		141,060		133,457
Derivative assets		0		0
Other assets		5,214		6,297
Total		264,106		244,987
Derivative Liability		0		0
Policy liabilities and Policy Account Balances		198,905		266,422
Total financial liabilities		207,537		266,455
Fair Value, Measurements, Recurring | Level 3 | Reinsurance Recoverable
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets	[4]	5,214		6,297
Fair Value, Measurements, Recurring | Level 3 | Reinsurance Recoverable | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other assets		5,214		6,297
Fair Value, Measurements, Recurring | Level 3 | Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances	[5]	198,905		266,422
Fair Value, Measurements, Recurring | Level 3 | Variable Annuity and Variable Life Insurance Contracts | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Policy liabilities and Policy Account Balances		198,905		266,422
Fair Value, Measurements, Recurring | Level 3 | Japanese prefectural and foreign municipal bond securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		3,053		2,761
Fair Value, Measurements, Recurring | Level 3 | Japanese prefectural and foreign municipal bond securities | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		3,053		2,761
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities	[6]	697		1,021
Fair Value, Measurements, Recurring | Level 3 | Corporate debt securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		697		1,021
Fair Value, Measurements, Recurring | Level 3 | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		137,310		129,675
Fair Value, Measurements, Recurring | Level 3 | Other asset-backed securities and debt securities | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		25,666		25,891
Fair Value, Measurements, Recurring | Level 3 | Other asset-backed securities and debt securities | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale debt securities		¥ 111,644		¥ 103,784
Fair Value, Measurements, Recurring | Level 3 | Other asset-backed securities and debt securities | Probability of default | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.019		0.019
Fair Value, Measurements, Recurring | Level 3 | Investment funds | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		¥ 86,903		¥ 78,134
Fair Value, Measurements, Recurring | Level 3 | Investment funds | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Equity securities		26,069		13,276
Fair Value, Measurements, Recurring | Level 3 | Options held/written and other | Appraisals/Broker quotes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		68		61
Derivative Liability		32		33
Fair Value, Measurements, Recurring | Level 3 | Options held/written and other | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets		4,792		¥ 13,762
Derivative Liability		¥ 8,600
Fair Value, Measurements, Recurring | Level 3 | Minimum | Reinsurance Recoverable | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		(0.002)		0
Fair Value, Measurements, Recurring | Level 3 | Minimum | Reinsurance Recoverable | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0		0
Fair Value, Measurements, Recurring | Level 3 | Minimum | Reinsurance Recoverable | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.015		0.015
Fair Value, Measurements, Recurring | Level 3 | Minimum | Reinsurance Recoverable | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0		0
Fair Value, Measurements, Recurring | Level 3 | Minimum | Variable Annuity and Variable Life Insurance Contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		(0.002)		0
Fair Value, Measurements, Recurring | Level 3 | Minimum | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0		0
Fair Value, Measurements, Recurring | Level 3 | Minimum | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.015		0.015
Fair Value, Measurements, Recurring | Level 3 | Minimum | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0		0
Fair Value, Measurements, Recurring | Level 3 | Minimum | Corporate debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.004		0.003
Fair Value, Measurements, Recurring | Level 3 | Minimum | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.001		0.01
Fair Value, Measurements, Recurring | Level 3 | Minimum | Investment funds | WACC | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		0.119		0.131
Fair Value, Measurements, Recurring | Level 3 | Minimum | Investment funds | EV/Terminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities				7.3
Fair Value, Measurements, Recurring | Level 3 | Minimum | Investment funds | EV/Terminal EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		8.3
Fair Value, Measurements, Recurring | Level 3 | Minimum | Investment funds | EV/Precedent transaction last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		6.4		6.8
Fair Value, Measurements, Recurring | Level 3 | Minimum | Investment funds | EV/Forward EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		5.7		7.6
Fair Value, Measurements, Recurring | Level 3 | Minimum | Investment funds | Measurement Input EV Precedent transaction Last Twelve Months EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		7.6		7.7
Fair Value, Measurements, Recurring | Level 3 | Minimum | Options held/written and other | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		0.12		0.12
Significant unobservable inputs, Derivative liabilities		0.12
Fair Value, Measurements, Recurring | Level 3 | Maximum | Reinsurance Recoverable | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.007		0.004
Fair Value, Measurements, Recurring | Level 3 | Maximum | Reinsurance Recoverable | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		1		1
Fair Value, Measurements, Recurring | Level 3 | Maximum | Reinsurance Recoverable | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.14		0.14
Fair Value, Measurements, Recurring | Level 3 | Maximum | Reinsurance Recoverable | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		1		1
Fair Value, Measurements, Recurring | Level 3 | Maximum | Variable Annuity and Variable Life Insurance Contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.007		0.004
Fair Value, Measurements, Recurring | Level 3 | Maximum | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		1		1
Fair Value, Measurements, Recurring | Level 3 | Maximum | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.30		0.30
Fair Value, Measurements, Recurring | Level 3 | Maximum | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		1		1
Fair Value, Measurements, Recurring | Level 3 | Maximum | Corporate debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.007		0.018
Fair Value, Measurements, Recurring | Level 3 | Maximum | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.512		0.512
Fair Value, Measurements, Recurring | Level 3 | Maximum | Investment funds | WACC | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		0.186		0.187
Fair Value, Measurements, Recurring | Level 3 | Maximum | Investment funds | EV/Terminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities				10.5
Fair Value, Measurements, Recurring | Level 3 | Maximum | Investment funds | EV/Terminal EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		12
Fair Value, Measurements, Recurring | Level 3 | Maximum | Investment funds | EV/Precedent transaction last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		12.6		9.5
Fair Value, Measurements, Recurring | Level 3 | Maximum | Investment funds | EV/Forward EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		12.5		11.6
Fair Value, Measurements, Recurring | Level 3 | Maximum | Investment funds | Measurement Input EV Precedent transaction Last Twelve Months EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		14.5		10.9
Fair Value, Measurements, Recurring | Level 3 | Maximum | Options held/written and other | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		0.34		0.33
Significant unobservable inputs, Derivative liabilities		0.34
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Reinsurance Recoverable | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.002		0.001
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Reinsurance Recoverable | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.021		0.016
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Reinsurance Recoverable | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		0.055		0.067
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Reinsurance Recoverable | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Other assets		1		1
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Variable Annuity and Variable Life Insurance Contracts | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.002		0.001
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.019		0.016
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.062		0.069
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Policy liabilities and Policy Account Balances		0.718		0.767
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Corporate debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.005		0.007
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Other asset-backed securities and debt securities | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.106		0.111
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Other asset-backed securities and debt securities | Probability of default | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Available-for-sale debt securities		0.019		0.019
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | WACC | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		0.163		0.168
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | EV/Terminal EBITDA multiple | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities				8.6
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | EV/Terminal EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		9.9
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | EV/Precedent transaction last twelve months EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		9.5		7.8
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | EV/Forward EBITDA multiple | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		9.4		9
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Investment funds | Measurement Input EV Precedent transaction Last Twelve Months EBITDA | Market Multiples
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs. Equity securities		10.3		9.1
Fair Value, Measurements, Recurring | Level 3 | Weighted Average | Options held/written and other | Discount rate | Discounted cash flows
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant unobservable inputs, Derivative assets		0.149		0.143
Significant unobservable inputs, Derivative liabilities		0.149

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in equity securities were ¥249,830 million and ¥185,115 million as of March 31, 2021 and 2022, respectively. The amount of investment funds that are accounted for under the equity method included in equity securities were ¥82,420 million and ¥ 90,650 million as of March 31, 2021 and 2022, respectively. The amount of investment funds and others elected the fair value option included in equity securities were ¥4,940 million and ¥11,709 million as of March 31, 2021 and 2022, respectively.
[2]	The amount of ¥25,999 million of investment funds measured at net asset value per share is not included.
[3]	It represents the amount after offset under counterparty netting of derivative assets and liabilities. For the information of input level before netting, see Note 2 “Fair Value Measurements.”
[4]	Certain subsidiaries elected the fair value option for certain reinsurance contracts held. The fair value of the reinsurance contracts elected for the fair value option in other assets were ¥6,297 million and ¥5,214 million as of March 31, 2021 and 2022, respectively. For the effect of changes in the fair value of those reinsurance contracts on earnings for fiscal 2020, 2021 and 2022, see Note 25 “Life Insurance Operations.”
[5]	Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts held. The fair value of the variable annuity and variable life insurance contracts elected for the fair value option in policy liabilities and policy account balances were ¥266,422 million and ¥198,905 million as of March 31, 2021 and 2022, respectively. For the effect of changes in the fair value of the variable annuity and variable life insurance contracts on earnings for fiscal 2020, 2021 and 2022, see Note 25 “Life Insurance Operations.”
[6]	A certain subsidiary elected the fair value option for investments in foreign corporate debt securities included in available-for-sale debt securities. Included in “Gains on investment securities and dividends” in the consolidated statements of income were gains of ¥210 million, ¥1,080 million and a loss of ¥365 million from the change in the fair value of those investments for fiscal 2020, 2021 and 2022, respectively. The amounts of aggregate fair value elected the fair value option were ¥2,907 million and ¥7,644 million as of March 31, 2021 and 2022, respectively.